Share-based payments - Schedule of Expense from Equity (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	€ 2,161	€ 1,940
BSPCE
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	0	0
BSA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	0	0
OSA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	1,273	708
AGA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	€ 888	€ 1,232